Description of Business (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of assets and liabilities
	March 31, 2022	December 31, 2021
Current assets:
Cash	$1,352	$1,260
Trade accounts receivable, net	2,430	2,462
Other current assets	3,478	4,550
Total current assets	7,260	8,272

Property and equipment, net	184	208
Intangible assets	5,716	5,718
Long-term prepaid expenses	26	48
Right of use assets	329	530
Restricted cash	1,609	1,632
Deferred tax assets	906	369
Total long-term assets	8,770	8,505

Total assets	$16,030	$16,777

Current liabilities:
Short term loan from others	$948	$1,155
Trade accounts payable	645	697
Related party	2,713	4,583
Other current liabilities	5,349	2,401
Total current liabilities	9,655	8,836

Long-term liabilities:
Lease liability	81	106
Deferred tax liability	225	224
Total long-term liabilities	306	330

Total liabilities	$9,961	$9,166

December 31, 2021
USD in thousands
Current assets:
Cash	$1,260
Trade accounts receivable, net	2,462
Other current assets	4,550
Total current assets	8,272
Property and equipment, net	208
Intangible assets	5,718
Long-term prepaid expenses	48
Right of use assets	530
Restricted cash	1,632
Deferred tax assets	369
Total long-term assets	8,505
Total assets	$16,777

Current liabilities:
Short term loan from others	$1,155
Trade accounts payable	697
Lease liability	4,583
Other current liabilities	2,401
Total current liabilities	8,836

Long-term liabilities:
Lease liability	106
Deferred tax liability	224
Total long-term liabilities	330
Total liabilities	$9,166

Schedule of net revenues, loss from operations and net loss
	For the three months Ended March 31, 2022	For the three months Ended March 31, 2021

Net revenues	$8,864	$6,210
Loss from operations	$(2,184)	$250
Net loss	$(1,572)	$159

For the year Ended December 31, 2021
USD in thousands
Net revenues	$19,683
Loss from operations	$(1,883)
Net loss	$(526)